Commitments and Contingencies - Additional Information (Detail) Tonnes_Per_Day in Millions, $ in Millions					6 Months Ended
	Jul. 25, 2018 USD ($)	Mar. 15, 2016 USD ($)	Sep. 24, 2015 USD ($)	Sep. 24, 2015 CAD ($)	Jun. 30, 2018 USD ($) MillionTonnesPerAnnum Tonnes_Per_Day	Jun. 30, 2018 CAD ($) MillionTonnesPerAnnum Tonnes_Per_Day	Mar. 15, 2018 USD ($)	Mar. 15, 2018 CAD ($)	Mar. 15, 2017 USD ($)	Mar. 15, 2017 CAD ($)	Mar. 15, 2016 CAD ($)
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid					$ 333,250,000
Upfront cash consideration paid to date					$ 25,250,000
Notice objection filing period					90 days	90 days
Reassessment interest and penalties					$ 700,000	$ 0.9
Percentage of reassessments interest and penalties					50.00%	50.00%
Canada [member]
Disclosure of contingent liabilities [line items]
Total reassessment			$ 268,000,000	$ 353.0
Relevant years			2005-2010 taxation years	2005-2010 taxation years
Percentage of assessment required to be deposited		50.00%
Letter of guarantee amount provided to CRA		$ 146,000,000									$ 192.0
Additional letter of guarantee amount provided to CRA							$ 8,000,000	$ 11.0	$ 8,000,000	$ 10.0
Kutcho [member]
Disclosure of contingent liabilities [line items]
Total upfront cash payment for early deposit silver streaming interest					$ 65,000,000
Upfront cash consideration paid to date					3,500,000
Unpaid upfront cash consideration with scheduled payment dates					3,500,000
Unpaid upfront cash consideration with no scheduled payment dates					58,000,000
Additional upfront consideration					$ 20,000,000
Mill throughput capacity | Tonnes_Per_Day					4,500	4,500
Additional payment condition					If processing throughput is increased to 4,500 tonnes per day or more within 5 years of attaining commercial production.	If processing throughput is increased to 4,500 tonnes per day or more within 5 years of attaining commercial production.
Rosemont [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid					$ 230,000,000
Loma de La Plata [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid					32,000,000
Toroparu [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid					$ 138,000,000
Reduced stream percentage of gold					0.909%
Current stream percentage of gold					10.00%
Current stream percentage of silver					50.00%
Reduced stream percentage of silver					0.00%
Amount of non-refundable advance					$ 2,000,000
Cotabambas [member]
Disclosure of contingent liabilities [line items]
Total upfront cash payment for early deposit silver streaming interest					140,000,000
Upfront cash consideration paid to date					6,000,000
Unpaid upfront cash consideration with scheduled payment dates					8,000,000
Cash not returned on discontinuing precious metal purchase agreement					$ 2,000,000
Option repurchase precious metal stream, percentage					50.00%	50.00%
Salobo [member]
Disclosure of contingent liabilities [line items]
Mill throughput capacity | MillionTonnesPerAnnum					24	24
Salobo [member] | Bottom of range [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum					28	28
Additional payment					$ 113,000,000
Salobo [member] | Top of range [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum					40	40
Additional payment					$ 953,000,000
Stillwater [member] | Acquisition of New Precious Metal Purchase Agreement [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration paid to date	$ 500,000,000
Upfront cash consideration to be paid with scheduled payment date	$ 500,000,000